Finance results (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Finance Income and Costs

Details of finance income and costs are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Cost of gross debt
Interest on debt	(3,162,853)	(2,148,322)	(1,626,911)
Monetary and exchange rate variation	(1,069,157)	(3,253,446)	(438,430)
Derivatives and fair value measurement	2,193,855	3,918,848	764,816
Amortization of borrowing costs	(341,034)	(58,732)	(56,397)
Guarantees and warranties	(52,082)	(56,079)	(65,207)
	(2,431,271)	(1,597,731)	(1,422,129)
Income from financial investment and exchange rate in cash and cash equivalents	600,894	369,690	407,701
Cost of debt, net	(1,830,377)	(1,228,041)	(1,014,428)

Interest on other receivables	411,394	201,060	435,498
Monetary variation of other financial assets	(372)	—	—
Interest on other payables	(424,946)	(16,293)	(302,620)
Interest on lease liabilities	(407,972)	(595,482)	(559,240)
Interest on shareholders' equity	(8,288)	(4,959)	(18,726)
Interest on contingencies and contracts	(315,620)	(234,368)	(222,617)
Bank charges and other	(96,983)	(75,408)	(196,230)
Foreign exchange, net	115,607	(30,505)	(89,260)
	(727,180)	(755,955)	(953,195)
Finance results, net	(2,557,557)	(1,983,996)	(1,967,623)

Reconciliation
Finance expense	(2,527,506)	(4,727,561)	(3,690,578)
Finance income	1,258,441	407,710	974,604
Foreign exchange, net	(1,099,536)	(3,258,656)	(526,946)
Derivatives	(188,956)	5,594,511	1,275,297
Finance results, net	(2,557,557)	(1,983,996)	(1,967,623)